SUBSEQUENT EVENTS (Investment Capital Fund Group, LLC Series 20) (Details) (Subsequent Event [Member], Investment Capital Fund Group, LLC Series 20 [Member], Sunset Brands Inc. [Member], USD $)	0 Months Ended
	Sep. 19, 2014 item	Aug. 30, 2014	Sep. 23, 2014
Subsequent events [Line Items]
Number of gem assets owned	52
Weight of gem assets	3,925.17
Shares issued	99,000
Capitalized value which equal to transfer value (as a percent)	8.69%
Capitalized value	$ 500,000,000
Transfer value of acquired entity	43,463,986
Retail replacement value		108,593,753
Fair market value as a percentage of retail replacement value		65.00%
Fair market value		$ 70,585,940
Common Stock [Member]
Subsequent events [Line Items]
Shares issued			62,678,872